Expected credit loss measurement (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Financial Assets [Line Item]
Disclosure Of Credit Loss Expense Recovery Explanatory
Credit loss (expense) / release
USD million
Global

Wealth

Management
Personal &

Corporate

Banking
Asset
Management
Investment

Bank
Group

Functions Total
For the quarter ended 30.6.21
Stages 1 and 2 13 51 0 24 (1) 88
Stage 3 0 (5) 0 (3) 0 (8)
Total credit loss (expense) / release 14 46 0 21 (1)

80

Disclosure Of Key Macro Economic Variables Explanatory
Baseline
Key parameters 2020 2021 2022
Real GDP growth (annual percentage change)
United States (3.6) 6.9 5.9
Eurozone (7.4) 4.3 5.3
Switzerland (4.5) 3.3 3.0
Unemployment rate (%, annual average)
United States 8.1 5.4 4.4
Eurozone 8.5 8.6 8.1
Switzerland 3.2 3.3 3.1
Real estate (annual percentage change, Q4)
United States

3.4 6.5 2.9
Eurozone (0.3) 2.9 1.0
Switzerland 4.0 5.0 1.0

Disclosure Of Credit Risk Exposure Explanatory
USD million 30.6.21
Carrying amount¹ / Total exposure ECL allowances / provisions
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 160,672 160,672 0 0 0 0 0 0
Loans and advances to banks 16,500 16,457 42 0 (8) (6) (1) (1)
Receivables from securities financing transactions 83,494 83,494 0 0 (3) (3) 0 0
Cash collateral receivables on derivative instruments 29,785 29,785 0 0 0 0 0 0
Loans and advances to customers 390,126 369,810 18,403 1,913 (950) (124) (156) (670)
of which: Private clients with mortgages 147,827 137,851 9,140 836 (139) (26) (76) (37)
of which: Real estate financing 42,627 37,950 4,663 14 (49) (17) (32) 0 of which: Large corporate clients 14,294 12,671 1,229 395 (246) (20) (19) (207)
of which: SME clients 14,116 11,753 1,814 549 (291) (20) (19) (253)
of which: Lombard 146,167 146,135 0 32 (35) (6) 0 (29)
of which: Credit cards 1,611 1,255 327 28 (34) (9) (9) (16)
of which: Commodity trade finance 3,399 3,345 38 16 (103) (5) 0 (98)
Other financial assets measured at amortized cost 27,143 26,398 436 309 (124) (30) (9) (86)
of which: Loans to financial advisors 2,415 1,924 197 295 (103) (23) (6) (74)
Total financial assets measured at amortized cost 707,720 686,616 18,882 2,222 (1,085) (163) (166) (757)
Financial assets measured at fair value through other comprehensive income 7,775 7,775 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 715,496 694,392 18,882 2,222 (1,085) (163) (166) (757)
Off-balance sheet (in scope of ECL)
Guarantees 17,457 15,719 1,580 158 (52) (15) (9) (27)
of which: Large corporate clients 3,142 1,995 1,035 112 (13) (3) (3) (7)
of which: SME clients 1,269 1,002 222 46 (13) (1) (1) (12)
of which: Financial intermediaries and hedge funds

7,465 7,257 208 0 (16) (10) (5) 0
of which: Lombard 2,166 2,166 0 0 (1) 0 0 (1)
of which: Commodity trade finance 2,372 2,342 30 0 (2) (1) 0 (1)
Irrevocable loan commitments 37,751 34,505 3,064 181 (118) (69) (49) 0 of which: Large corporate clients 22,464 19,621 2,718 125 (103) (61) (42) 0
Forward starting reverse repurchase and securities borrowing agreements 8,253 8,253 0 0 0 0 0 0
Committed unconditionally revocable credit lines 38,796 35,201 3,526 68 (36) (28) (8) 0 of which: Real estate financing 6,542 6,135 407 0 (5) (4) (1) 0 of which: Large corporate clients 4,383 2,924 1,434 25 (7) (4) (3) 0 of which: SME clients 5,173 4,498 643 32 (14) (12) (2) 0
of which: Lombard 8,632 8,632 0 0 0 0 0 0
of which: Credit cards 9,298 8,825 464 9 (6) (5) (2) 0
of which: Commodity trade finance 251 251 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 5,281 5,260 20 1 (3) (2) (1) 0
Total off-balance sheet financial instruments and other credit lines 107,537 98,938 8,191 408 (209) (114) (67) (27)
Total allowances and provisions (1,294) (277) (233) (784)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.
USD million 31.3.21
Carrying amount¹ / Total exposure ECL allowances / provisions
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 158,914 158,914 0 0 0 0 0 0
Loans and advances to banks 18,448 18,387 61 0 (12) (8) (3) (1)
Receivables from securities financing transactions 82,384 82,385 0 0 (3) (3) 0 0
Cash collateral receivables on derivative instruments 35,046 35,046 0 0 0 0 0 0
Loans and advances to customers 376,798 355,787 18,995 2,016 (993) (138) (184) (671)
of which: Private clients with mortgages 142,611 132,636 9,118 857 (158) (37) (86) (35)
of which: Real estate financing 41,092 36,099 4,979 15 (56) (15) (41) 0 of which: Large corporate clients 13,305 11,155 1,673 477 (271) (28) (28) (216)
of which: SME clients 14,034 11,620 1,886 527 (283) (19) (19) (246)
of which: Lombard 141,139 141,112 0 27 (34) (5) 0 (30)
of which: Credit cards 1,392 1,063 301 28 (33) (9) (8) (16)
of which: Commodity trade finance 3,695 3,663 16 15 (101) (5) 0 (96)
Other financial assets measured at amortized cost 26,770 26,036 314 420 (125) (32) (7) (86)
of which: Loans to financial advisors 2,473 1,961 107 405 (104) (26) (4) (75)
Total financial assets measured at amortized cost 698,361 676,554 19,371 2,436 (1,133) (180) (195) (758)
Financial assets measured at fair value through other comprehensive income 8,100 8,100 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 706,460 684,654 19,371 2,436 (1,133) (180) (195) (758)
Off-balance sheet (in scope of ECL)
Guarantees 17,493 15,377 1,952 164 (59) (15) (15) (29)
of which: Large corporate clients 3,425 2,025 1,281 119 (17) (3) (5) (9)
of which: SME clients 1,243 936 262 45 (12) 0 (1) (11)
of which: Financial intermediaries and hedge funds

7,579 7,304 275 0 (18) (9) (9) 0
of which: Lombard 2,136 2,136 0 0 (2) 0 0 (1)
of which: Commodity trade finance 2,057 2,031 26 0 (4) (1) 0 (3)
Irrevocable loan commitments 38,137 34,312 3,730 95 (138) (75) (63) 0 of which: Large corporate clients 22,943 19,600 3,278 65 (121) (68) (54) 0
Forward starting reverse repurchase and securities borrowing agreements 5,988 5,988 0 0 0 0 0 0
Committed unconditionally revocable credit lines 39,424 35,311 4,023 89 (45) (27) (18) 0 of which: Real estate financing 7,227 6,786 432 9 (11) (5) (6) 0 of which: Large corporate clients 4,429 2,713 1,690 25 (9) (3) (6) 0 of which: SME clients 5,036 4,120 878 39 (14) (11) (3) 0
of which: Lombard 8,566 8,566 0 0 (1) (1) 0 0
of which: Credit cards 9,175 8,695 469 11 (6) (5) (1) 0
of which: Commodity trade finance 322 322 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 5,824 5,785 34 5 (3) (3) 0 0
Total off-balance sheet financial instruments and other credit lines 106,865 96,773 9,738 354 (245) (121) (95) (29)
Total allowances and provisions (1,378) (301) (290) (787)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.
USD million 31.12.20
Carrying amount¹ / Total exposure ECL allowances / provisions
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 158,231 158,231 0 0 0 0 0 0
Loans and advances to banks 15,444 15,260 184 0 (16) (9) (5) (1)
Receivables from securities financing transactions 74,210 74,210 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 32,737 32,737 0 0 0 0 0 0
Loans and advances to customers 379,528 356,948 20,341 2,240 (1,060) (142) (215) (703)
of which: Private clients with mortgages 148,175 138,769 8,448 959 (166) (35) (93) (39)
of which: Real estate financing 43,429 37,568 5,838 23 (63) (15) (44) (4)
of which: Large corporate clients 15,161 12,658 2,029 474 (279) (27) (40) (212)
of which: SME clients 14,872 11,990 2,254 628 (310) (19) (23) (268)
of which: Lombard 133,850 133,795 0 55 (36) (5) 0 (31)
of which: Credit cards 1,558 1,198 330 30 (38) (11) (11) (16)
of which: Commodity trade finance 3,269 3,214 43 12 (106) (5) 0 (101)
Other financial assets measured at amortized cost 27,194 26,377 348 469 (133) (34) (9) (90)
of which: Loans to financial advisors 2,569 1,982 137 450 (108) (27) (5) (76)
Total financial assets measured at amortized cost 687,345 663,763 20,873 2,709 (1,211) (187) (229) (795)
Financial assets measured at fair value through other comprehensive income 8,258 8,258 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 695,603 672,021 20,873 2,709 (1,211) (187) (229) (795)
Off-balance sheet (in scope of ECL)
Guarantees 17,081 14,687 2,225 170 (63) (14) (15) (34)
of which: Large corporate clients 3,710 2,048 1,549 113 (20) (4) (5) (12)
of which: SME clients 1,310 936 326 48 (13) (1) (1) (11)
of which: Financial intermediaries and hedge funds

7,637 7,413 224 0 (17) (7) (9) 0
of which: Lombard 641 633 0 8 (2) 0 0 (2)
of which: Commodity trade finance 1,441 1,416 25 0 (2) (1) 0 0
Irrevocable loan commitments 41,372 36,894 4,374 104 (142) (74) (68) 0 of which: Large corporate clients 24,209 20,195 3,950 64 (121) (63) (58) 0
Forward starting reverse repurchase and securities borrowing agreements 3,247 3,247 0 0 0 0 0 0
Committed unconditionally revocable credit lines 40,134 35,233 4,792 108 (50) (29) (21) 0 of which: Real estate financing 6,328 5,811 517 0 (12) (5) (7) 0 of which: Large corporate clients 4,909 2,783 2,099 27 (9) (2) (7) 0 of which: SME clients 5,827 4,596 1,169 63 (16) (12) (4) 0
of which: Lombard 9,671 9,671 0 0 0 (1) 0 0
of which: Credit cards 8,661 8,220 430 11 (8) (6) (2) 0
of which: Commodity trade finance 242 242 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 3,282 3,277 5 0 (2) (2) 0 0
Total off-balance sheet financial instruments and other credit lines 105,116 93,337 11,396 382 (257) (119) (104) (34)
Total allowances and provisions (1,468) (306) (333) (829)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.
Coverage ratios for core loan portfolio 30.6.21
Gross carrying amount (USD million) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Private clients with mortgages 147,966 137,877 9,216 874 9 2 82 427
Real estate financing 42,677 37,967 4,696 14 12 4 69 101
Large corporate clients 14,540 12,691 1,247 602 169 16 151 3,446
SME clients 14,407 11,772 1,833 802 202 17 102 3,152
Lombard 146,202 146,141 0 61 2 0 0 4,698
Credit cards 1,644 1,264 336 44 205 72 261 3,608
Commodity trade finance 3,503 3,350 38 114 295 15 2 8,605
Other loans and advances to customers 20,137 18,871 1,193 73 26 11 13 4,051
Loans to financial advisors 2,518 1,946 202 369 408 116 290 2,016
Total
1
393,594 371,880 18,762 2,952 27 4 86 2,521
Gross exposure (USD million) ECL coverage (bps)
Off-balance sheet

Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Private clients with mortgages 8,063 7,809 251 3 4 4 7 349
Real estate financing 8,048 7,596 452 0 9 7 49 0
Large corporate clients 29,990 24,540 5,187 262 41 27 91 278
SME clients 8,273 7,099 1,040 134 43 20 91 878
Lombard 14,736 14,735 0 0 1 0 0 0
Credit cards 9,298 8,825 464 9 7 5 33 0
Commodity trade finance 2,623 2,593 30 0 8 5 50 0
Financial intermediaries and hedge funds 10,576 10,110 466 0 17 12 120 0
Other off-balance sheet commitments 7,678 7,377 301 0 17 8 21 0
Total
2
99,284 90,685 8,191 408 21 13 82 671
1 Includes Loans and advances

to customers of USD
391,076

million and Loans to

financial advisors of

USD
2,518

million, which are presented

on the balance sheet

line Other assets measured

at amortized cost.

2 Excludes Forward starting reverse repurchase and securities borrowing agreements.
Coverage ratios for core loan portfolio 31.3.21
Gross carrying amount (USD million) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Private clients with mortgages 142,770 132,673 9,204 893 11 3 93 396
Real estate financing 41,148 36,113 5,020 15 14 4 81 78
Large corporate clients 13,577 11,184 1,701 692 200 25 162 3,114
SME clients 14,317 11,639 1,905 773 198 16 98 3,179
Lombard 141,173 141,117 0 56 2 0 0 5,260
Credit cards 1,425 1,073 309 44 233 88 266 3,555
Commodity trade finance 3,796 3,668 16 111 267 14 2 8,620
Other loans and advances to customers 19,585 18,458 1,024 103 28 11 26 3,211
Loans to financial advisors 2,578 1,987 111 480 405 131 337 1,558
Total
1
380,369 357,911 19,290 3,167 29 5 97 2,355
Gross exposure (USD million) ECL coverage (bps)
Off-balance sheet

Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Private clients with mortgages 7,455 7,226 217 13 6 5 16 111
Real estate financing 8,513 8,049 455 9 17 7 192 53
Large corporate clients 30,796 24,339 6,249 209 48 31 102 422
SME clients 8,101 6,626 1,367 108 41 20 70 973
Lombard 14,603 14,603 0 0 2 1 0 0
Credit cards 9,175 8,695 469 11 7 6 30 0
Commodity trade finance 2,379 2,352 26 0 18 5 28 0
Financial intermediaries and hedge funds 11,090 10,468 622 0 19 10 169 0
Other off-balance sheet commitments 8,764 8,428 332 4 14 7 23 0
Total
2
100,877 90,785 9,738 354 24 13 98 831
1 Includes Loans and advances

to customers of USD
377,791

million and Loans to

financial advisors of USD
2,578

million, which are presented

on the balance sheet

line Other assets measured

at amortized cost.

2 Excludes Forward starting reverse repurchase and securities borrowing agreements.
Coverage ratios for core loan portfolio
31.12.20
Gross carrying amount (USD million) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Private clients with mortgages 148,341 138,803 8,540 998 11 2 108 390
Real estate financing 43,492 37,583 5,883 27 15 4 75 1,414
Large corporate clients 15,440 12,684 2,069 686 181 21 192 3,089
SME clients 15,183 12,010 2,277 896 204 16 101 2,991
Lombard 133,886 133,800 0 86 3 0 0 3,592
Credit cards 1,596 1,209 342 46 240 91 333 3,488
Commodity trade finance 3,375 3,219 43 113 315 16 2 8,939
Other loans and advances to customers 19,274 17,781 1,402 91 31 14 25 3,563
Loans to financial advisors 2,677 2,009 142 526 404 135 351 1,446
Total
1
383,266 359,099 20,697 3,470 30 5 106 2,247
Gross exposure (USD million) ECL coverage (bps)
Off-balance sheet

Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Private clients with mortgages 6,285 6,083 198 3 7 6 16 197
Real estate financing 7,056 6,576 481 0 21 9 185 0
Large corporate clients 32,828 25,026 7,598 205 46 27 92 565
SME clients 9,121 7,239 1,734 148 40 19 63 779
Lombard 14,178 14,170 0 8 2 1 0 1,941
Credit cards 8,661 8,220 430 11 9 8 44 0
Commodity trade finance 1,683 1,658 25 0 10 8 15 0
Financial intermediaries and hedge funds 7,690 7,242 448 0 26 13 248 166
Other off-balance sheet commitments 14,366 13,876 482 8 13 7 11 0
Total
2
101,869 90,090 11,396 382 25 13 91 894
1 Includes Loans and advances

to customers of USD
380,589

million and Loans to

financial advisors of USD
2,677

million, which are presented

on the balance sheet

line Other assets measured

at amortized cost.

2 Excludes Forward starting reverse repurchase and securities borrowing agreements.

Disclosure Of Provision Matrix Explanatory
Note 7

Expected credit loss measurement
a) Credit loss expense
Total net

credit loss

releases were

USD
80

million in

the second
quarter

of

2021,

reflecting

an

USD
88

million

net

release

of
credit losses related to stage 1 and 2 positions and

USD
8

million
of

net

credit

loss

expenses

related

to

credit-impaired

(stage 3)
positions.

The

USD
88

million

stage 1

and

2

net

release

included

the
partial

release

of

a

post-model

adjustment

of

USD
91

million
(representing

one-third

of

the

USD
273

million

scenario-driven
model

output

effects

from

the

third

quarter

of

2020

to

the
second quarter

of 2021),

due to

the continued

positive trend

in
macroeconomic scenario input data.
Stage 3 net credit loss expenses were USD 8

million, including
USD 3

million

net

expenses

in

the

Investment

Bank

and

USD
5
million

net

expenses

in

Personal

&

Corporate

Banking,

across
various corporate lending positions.
Credit loss (expense) / release
USD million
Global

Wealth

Management
Personal &

Corporate

Banking
Asset
Management
Investment

Bank
Group

Functions Total
For the quarter ended 30.6.21
Stages 1 and 2 13 51 0 24 (1) 88
Stage 3 0 (5) 0 (3) 0 (8)
Total credit loss (expense) / release 14 46 0 21 (1)

80
b) Changes to ECL models, scenarios, scenario weights and key inputs
Scenarios

The

expected credit

loss (ECL)

scenarios,

along with

the related
macroeconomic

factors,

were updated

and

reviewed

in light

of
the

economic

and

political

conditions prevailing

for

the

second
quarter of

2021 through

a series

of governance

meetings, with
input and feedback from

UBS risk and finance experts across

the
business divisions and regions.

Effective from the

second quarter
of

2021,

management

has

included

an

upside

scenario

and

a
mild

downside

scenario

in

the

ECL

calculation

similar

to

the
approach applied before the COVID-19 pandemic, as uncertainty regarding future

economic developments and the

related effects
on

models

further

d
ecline
and

post
-
model

adjustment

levels
decrease.
The

upside

scenario

assumes
that
positive

developments
regarding

COVID-19 enable

economic activity

to

rebound

more
quickly than expected,

supported by significant

improvements in
business

and

consumer

activity.

Structural

changes

from

the
lockdown

period

and

accelerated

technology

uptake

increase
productivity and help

to keep growth

buoyant beyond the

initial
rebound

in

activity.

Underlying

macroeconomic

conditions
improve, and asset values increase substantially.
The

mild

downside

scenario

assumes

a

shift

in

sentiment
caused

by

higher-than-expected

inflation

and

the

Federal
Reserve’s

intention

to

begin

tapering

its

quantitative

easing
program.

Long
-
term

interest
rates
rise

sharply
and equities
decline

as

market

volatility

ensues.

Economic

activity

slows
across the globe,

causing a mild recession.
The

baseline and

severe downside

scenarios included

slightly
more optimistic assumptions compared with those

applied in the
first

quarter

of

2021,

reflecting

improvements

in

economic
activity,

greater optimism

regarding the

availability and

effective
distribution

of

COVID-19

vaccines,

and

continued

government
support.

The

baseline

scenario

assumptions

on

a

calendar-year
basis are included in the table below.

Scenario weights and post-model adjustments
Management applied the following scenario weightings effective from

the

second

quarter

of

2021:

upside

at
5
%,

baseline

at
55
%, mild downside

at
10
% and severe

downside at
30%. This
compared

with

a

baseline

scenario

weighting

of
60
%

and

a
severe

downside scenario

weighting of
40
% applied

in the

first
quarter

of

2021.

The

incorporation

of

the

two

new

scenarios
and

the

applied

weightings

did

not

have

a

material

effect

on
allowances and provisions.
In

addition,

more

than

one

year

after

the

exceptional
circumstances

of

the

COVID-19 pandemic

began,

management
has

released

one-third

(USD
91

million)

of

the

USD
273

million
post-model adjustment

for scenario-driven

model output

effects
into

profit

or

loss

in

the

second

quarter

of

2021,

following

a
portfolio

level

review,

which

supported

partial

overlay

releases,
particularly

in

real

estate

and

large

corporate

segments.

This
decision

was

made

following

a

continued

positive

trend

in
macroeconomic

scenario

input

data

(from

the

third

quarter

of
2020

to

the

second

quarter

of

2021),

as

well

as

positive
vaccination

developments

and

gradual

lifting

of

lockdowns

in
many

economies.

Two-thirds

of

the

post-model

adjustment

for
scenario -
driven

model

output

effects
  ( USD   183   m illion )   w as
retained,

given the

heightened level

of uncertainty

that remains
with

regard to

the ultimate

effects of

the crisis.

This recognizes
that new

challenges are

frequently arising

in the

context of

the
pandemic, for example, the spread of new variants of COVID-19, inflationary

pressure

from

supply

chain

disruption

and

surging
demand, and the risk

of potential tail effects as

government and
central bank support winds down.
Baseline
Key parameters 2020 2021 2022
Real GDP growth (annual percentage change)
United States (3.6) 6.9 5.9
Eurozone (7.4) 4.3 5.3
Switzerland (4.5) 3.3 3.0
Unemployment rate (%, annual average)
United States 8.1 5.4 4.4
Eurozone 8.5 8.6 8.1
Switzerland 3.2 3.3 3.1
Real estate (annual percentage change, Q4)
United States

3.4 6.5 2.9
Eurozone (0.3) 2.9 1.0
Switzerland 4.0 5.0 1.0
Economic scenarios and weights applied

ECL scenario Assigned weights in %
30.6.21 31.3.21 31.3.20
Upside 5.0 0.0 0.0
Baseline 55.0 60.0 70.0
Mild downside 10.0 0.0 0.0
Severe downside

30.0 40.0 30.0
c) ECL-relevant balance sheet and off-balance sheet positions including ECL allowances and provisions
The

tables
below

and
on

the

following

pages

provide
information

about

financial

instruments

and

certain

non-
financial

instruments

that

are

subject

to

ECL

requirements.

For
amortized-cost instruments,

the carrying

amount represents

the
maximum

exposure

to

credit

risk,

taking

into

account

the
allowance

for

credit

losses.

Financial

assets

measured

at

fair
value

through

other

comprehensive

income

(FVOCI)

are

also
subject to

ECL; however,

unlike amortized-cost

instruments, the
allowance

for

credit

losses

for

FVOCI

instruments

does

not
reduce

the

carrying

amount

of

these

financial

assets.

Instead,
the

carrying

amount

of

financial

assets

measured

at

FVOCI
represents the maximum exposure to credit risk.
In

addition

to

on-balance

sheet

financial

assets,

certain

off-
balance sheet

and other

credit lines are

also subject

to ECL. The
maximum exposure

to

credit risk

for

off-balance

sheet financial
instruments

is

calculated

based

on

the

maximum

contractual
amounts.
USD million 30.6.21
Carrying amount¹ / Total exposure ECL allowances / provisions
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 160,672 160,672 0 0 0 0 0 0
Loans and advances to banks 16,500 16,457 42 0 (8) (6) (1) (1)
Receivables from securities financing transactions 83,494 83,494 0 0 (3) (3) 0 0
Cash collateral receivables on derivative instruments 29,785 29,785 0 0 0 0 0 0
Loans and advances to customers 390,126 369,810 18,403 1,913 (950) (124) (156) (670)
of which: Private clients with mortgages 147,827 137,851 9,140 836 (139) (26) (76) (37)
of which: Real estate financing 42,627 37,950 4,663 14 (49) (17) (32) 0 of which: Large corporate clients 14,294 12,671 1,229 395 (246) (20) (19) (207)
of which: SME clients 14,116 11,753 1,814 549 (291) (20) (19) (253)
of which: Lombard 146,167 146,135 0 32 (35) (6) 0 (29)
of which: Credit cards 1,611 1,255 327 28 (34) (9) (9) (16)
of which: Commodity trade finance 3,399 3,345 38 16 (103) (5) 0 (98)
Other financial assets measured at amortized cost 27,143 26,398 436 309 (124) (30) (9) (86)
of which: Loans to financial advisors 2,415 1,924 197 295 (103) (23) (6) (74)
Total financial assets measured at amortized cost 707,720 686,616 18,882 2,222 (1,085) (163) (166) (757)
Financial assets measured at fair value through other comprehensive income 7,775 7,775 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 715,496 694,392 18,882 2,222 (1,085) (163) (166) (757)
Off-balance sheet (in scope of ECL)
Guarantees 17,457 15,719 1,580 158 (52) (15) (9) (27)
of which: Large corporate clients 3,142 1,995 1,035 112 (13) (3) (3) (7)
of which: SME clients 1,269 1,002 222 46 (13) (1) (1) (12)
of which: Financial intermediaries and hedge funds

7,465 7,257 208 0 (16) (10) (5) 0
of which: Lombard 2,166 2,166 0 0 (1) 0 0 (1)
of which: Commodity trade finance 2,372 2,342 30 0 (2) (1) 0 (1)
Irrevocable loan commitments 37,751 34,505 3,064 181 (118) (69) (49) 0 of which: Large corporate clients 22,464 19,621 2,718 125 (103) (61) (42) 0
Forward starting reverse repurchase and securities borrowing agreements 8,253 8,253 0 0 0 0 0 0
Committed unconditionally revocable credit lines 38,796 35,201 3,526 68 (36) (28) (8) 0 of which: Real estate financing 6,542 6,135 407 0 (5) (4) (1) 0 of which: Large corporate clients 4,383 2,924 1,434 25 (7) (4) (3) 0 of which: SME clients 5,173 4,498 643 32 (14) (12) (2) 0
of which: Lombard 8,632 8,632 0 0 0 0 0 0
of which: Credit cards 9,298 8,825 464 9 (6) (5) (2) 0
of which: Commodity trade finance 251 251 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 5,281 5,260 20 1 (3) (2) (1) 0
Total off-balance sheet financial instruments and other credit lines 107,537 98,938 8,191 408 (209) (114) (67) (27)
Total allowances and provisions (1,294) (277) (233) (784)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.
USD million 31.3.21
Carrying amount¹ / Total exposure ECL allowances / provisions
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 158,914 158,914 0 0 0 0 0 0
Loans and advances to banks 18,448 18,387 61 0 (12) (8) (3) (1)
Receivables from securities financing transactions 82,384 82,385 0 0 (3) (3) 0 0
Cash collateral receivables on derivative instruments 35,046 35,046 0 0 0 0 0 0
Loans and advances to customers 376,798 355,787 18,995 2,016 (993) (138) (184) (671)
of which: Private clients with mortgages 142,611 132,636 9,118 857 (158) (37) (86) (35)
of which: Real estate financing 41,092 36,099 4,979 15 (56) (15) (41) 0 of which: Large corporate clients 13,305 11,155 1,673 477 (271) (28) (28) (216)
of which: SME clients 14,034 11,620 1,886 527 (283) (19) (19) (246)
of which: Lombard 141,139 141,112 0 27 (34) (5) 0 (30)
of which: Credit cards 1,392 1,063 301 28 (33) (9) (8) (16)
of which: Commodity trade finance 3,695 3,663 16 15 (101) (5) 0 (96)
Other financial assets measured at amortized cost 26,770 26,036 314 420 (125) (32) (7) (86)
of which: Loans to financial advisors 2,473 1,961 107 405 (104) (26) (4) (75)
Total financial assets measured at amortized cost 698,361 676,554 19,371 2,436 (1,133) (180) (195) (758)
Financial assets measured at fair value through other comprehensive income 8,100 8,100 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 706,460 684,654 19,371 2,436 (1,133) (180) (195) (758)
Off-balance sheet (in scope of ECL)
Guarantees 17,493 15,377 1,952 164 (59) (15) (15) (29)
of which: Large corporate clients 3,425 2,025 1,281 119 (17) (3) (5) (9)
of which: SME clients 1,243 936 262 45 (12) 0 (1) (11)
of which: Financial intermediaries and hedge funds

7,579 7,304 275 0 (18) (9) (9) 0
of which: Lombard 2,136 2,136 0 0 (2) 0 0 (1)
of which: Commodity trade finance 2,057 2,031 26 0 (4) (1) 0 (3)
Irrevocable loan commitments 38,137 34,312 3,730 95 (138) (75) (63) 0 of which: Large corporate clients 22,943 19,600 3,278 65 (121) (68) (54) 0
Forward starting reverse repurchase and securities borrowing agreements 5,988 5,988 0 0 0 0 0 0
Committed unconditionally revocable credit lines 39,424 35,311 4,023 89 (45) (27) (18) 0 of which: Real estate financing 7,227 6,786 432 9 (11) (5) (6) 0 of which: Large corporate clients 4,429 2,713 1,690 25 (9) (3) (6) 0 of which: SME clients 5,036 4,120 878 39 (14) (11) (3) 0
of which: Lombard 8,566 8,566 0 0 (1) (1) 0 0
of which: Credit cards 9,175 8,695 469 11 (6) (5) (1) 0
of which: Commodity trade finance 322 322 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 5,824 5,785 34 5 (3) (3) 0 0
Total off-balance sheet financial instruments and other credit lines 106,865 96,773 9,738 354 (245) (121) (95) (29)
Total allowances and provisions (1,378) (301) (290) (787)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.
USD million 31.12.20
Carrying amount¹ / Total exposure ECL allowances / provisions
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 158,231 158,231 0 0 0 0 0 0
Loans and advances to banks 15,444 15,260 184 0 (16) (9) (5) (1)
Receivables from securities financing transactions 74,210 74,210 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 32,737 32,737 0 0 0 0 0 0
Loans and advances to customers 379,528 356,948 20,341 2,240 (1,060) (142) (215) (703)
of which: Private clients with mortgages 148,175 138,769 8,448 959 (166) (35) (93) (39)
of which: Real estate financing 43,429 37,568 5,838 23 (63) (15) (44) (4)
of which: Large corporate clients 15,161 12,658 2,029 474 (279) (27) (40) (212)
of which: SME clients 14,872 11,990 2,254 628 (310) (19) (23) (268)
of which: Lombard 133,850 133,795 0 55 (36) (5) 0 (31)
of which: Credit cards 1,558 1,198 330 30 (38) (11) (11) (16)
of which: Commodity trade finance 3,269 3,214 43 12 (106) (5) 0 (101)
Other financial assets measured at amortized cost 27,194 26,377 348 469 (133) (34) (9) (90)
of which: Loans to financial advisors 2,569 1,982 137 450 (108) (27) (5) (76)
Total financial assets measured at amortized cost 687,345 663,763 20,873 2,709 (1,211) (187) (229) (795)
Financial assets measured at fair value through other comprehensive income 8,258 8,258 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 695,603 672,021 20,873 2,709 (1,211) (187) (229) (795)
Off-balance sheet (in scope of ECL)
Guarantees 17,081 14,687 2,225 170 (63) (14) (15) (34)
of which: Large corporate clients 3,710 2,048 1,549 113 (20) (4) (5) (12)
of which: SME clients 1,310 936 326 48 (13) (1) (1) (11)
of which: Financial intermediaries and hedge funds

7,637 7,413 224 0 (17) (7) (9) 0
of which: Lombard 641 633 0 8 (2) 0 0 (2)
of which: Commodity trade finance 1,441 1,416 25 0 (2) (1) 0 0
Irrevocable loan commitments 41,372 36,894 4,374 104 (142) (74) (68) 0 of which: Large corporate clients 24,209 20,195 3,950 64 (121) (63) (58) 0
Forward starting reverse repurchase and securities borrowing agreements 3,247 3,247 0 0 0 0 0 0
Committed unconditionally revocable credit lines 40,134 35,233 4,792 108 (50) (29) (21) 0 of which: Real estate financing 6,328 5,811 517 0 (12) (5) (7) 0 of which: Large corporate clients 4,909 2,783 2,099 27 (9) (2) (7) 0 of which: SME clients 5,827 4,596 1,169 63 (16) (12) (4) 0
of which: Lombard 9,671 9,671 0 0 0 (1) 0 0
of which: Credit cards 8,661 8,220 430 11 (8) (6) (2) 0
of which: Commodity trade finance 242 242 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 3,282 3,277 5 0 (2) (2) 0 0
Total off-balance sheet financial instruments and other credit lines 105,116 93,337 11,396 382 (257) (119) (104) (34)
Total allowances and provisions (1,468) (306) (333) (829)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.
The

table

below

provides

information

about

the

ECL

gross
exposure and the

ECL coverage ratio for

our core loan

portfolios
(i.e.,
Loans

and

advances

to

customers
and

Loans

to

financial
advisors
)

and

relevant

off-balance

sheet

exposures.
Cash

and
balances

at

central

banks
,
Loans

and

advances

to

banks
,
Receivables from securities financing transactions
,
Cash collateral
receivables

on

derivative

instruments
  and
Financial

assets
measured at fair

value through other

comprehensive income

are
not included

in the

table below,

due to

their lower

sensitivity to
ECL.
ECL

coverage

ratios are

calculated by

taking ECL

allowances
and

provisions

divided

by

the

gross

carrying

amount

of

the
exposures
Coverage ratios for core loan portfolio 30.6.21
Gross carrying amount (USD million) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Private clients with mortgages 147,966 137,877 9,216 874 9 2 82 427
Real estate financing 42,677 37,967 4,696 14 12 4 69 101
Large corporate clients 14,540 12,691 1,247 602 169 16 151 3,446
SME clients 14,407 11,772 1,833 802 202 17 102 3,152
Lombard 146,202 146,141 0 61 2 0 0 4,698
Credit cards 1,644 1,264 336 44 205 72 261 3,608
Commodity trade finance 3,503 3,350 38 114 295 15 2 8,605
Other loans and advances to customers 20,137 18,871 1,193 73 26 11 13 4,051
Loans to financial advisors 2,518 1,946 202 369 408 116 290 2,016
Total
1
393,594 371,880 18,762 2,952 27 4 86 2,521
Gross exposure (USD million) ECL coverage (bps)
Off-balance sheet

Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Private clients with mortgages 8,063 7,809 251 3 4 4 7 349
Real estate financing 8,048 7,596 452 0 9 7 49 0
Large corporate clients 29,990 24,540 5,187 262 41 27 91 278
SME clients 8,273 7,099 1,040 134 43 20 91 878
Lombard 14,736 14,735 0 0 1 0 0 0
Credit cards 9,298 8,825 464 9 7 5 33 0
Commodity trade finance 2,623 2,593 30 0 8 5 50 0
Financial intermediaries and hedge funds 10,576 10,110 466 0 17 12 120 0
Other off-balance sheet commitments 7,678 7,377 301 0 17 8 21 0
Total
2
99,284 90,685 8,191 408 21 13 82 671
1 Includes Loans and advances

to customers of USD
391,076

million and Loans to

financial advisors of

USD
2,518

million, which are presented

on the balance sheet

line Other assets measured

at amortized cost.

2 Excludes Forward starting reverse repurchase and securities borrowing agreements.
Coverage ratios for core loan portfolio 31.3.21
Gross carrying amount (USD million) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Private clients with mortgages 142,770 132,673 9,204 893 11 3 93 396
Real estate financing 41,148 36,113 5,020 15 14 4 81 78
Large corporate clients 13,577 11,184 1,701 692 200 25 162 3,114
SME clients 14,317 11,639 1,905 773 198 16 98 3,179
Lombard 141,173 141,117 0 56 2 0 0 5,260
Credit cards 1,425 1,073 309 44 233 88 266 3,555
Commodity trade finance 3,796 3,668 16 111 267 14 2 8,620
Other loans and advances to customers 19,585 18,458 1,024 103 28 11 26 3,211
Loans to financial advisors 2,578 1,987 111 480 405 131 337 1,558
Total
1
380,369 357,911 19,290 3,167 29 5 97 2,355
Gross exposure (USD million) ECL coverage (bps)
Off-balance sheet

Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Private clients with mortgages 7,455 7,226 217 13 6 5 16 111
Real estate financing 8,513 8,049 455 9 17 7 192 53
Large corporate clients 30,796 24,339 6,249 209 48 31 102 422
SME clients 8,101 6,626 1,367 108 41 20 70 973
Lombard 14,603 14,603 0 0 2 1 0 0
Credit cards 9,175 8,695 469 11 7 6 30 0
Commodity trade finance 2,379 2,352 26 0 18 5 28 0
Financial intermediaries and hedge funds 11,090 10,468 622 0 19 10 169 0
Other off-balance sheet commitments 8,764 8,428 332 4 14 7 23 0
Total
2
100,877 90,785 9,738 354 24 13 98 831
1 Includes Loans and advances

to customers of USD
377,791

million and Loans to

financial advisors of USD
2,578

million, which are presented

on the balance sheet

line Other assets measured

at amortized cost.

2 Excludes Forward starting reverse repurchase and securities borrowing agreements.
Coverage ratios for core loan portfolio
31.12.20
Gross carrying amount (USD million) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Private clients with mortgages 148,341 138,803 8,540 998 11 2 108 390
Real estate financing 43,492 37,583 5,883 27 15 4 75 1,414
Large corporate clients 15,440 12,684 2,069 686 181 21 192 3,089
SME clients 15,183 12,010 2,277 896 204 16 101 2,991
Lombard 133,886 133,800 0 86 3 0 0 3,592
Credit cards 1,596 1,209 342 46 240 91 333 3,488
Commodity trade finance 3,375 3,219 43 113 315 16 2 8,939
Other loans and advances to customers 19,274 17,781 1,402 91 31 14 25 3,563
Loans to financial advisors 2,677 2,009 142 526 404 135 351 1,446
Total
1
383,266 359,099 20,697 3,470 30 5 106 2,247
Gross exposure (USD million) ECL coverage (bps)
Off-balance sheet

Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Private clients with mortgages 6,285 6,083 198 3 7 6 16 197
Real estate financing 7,056 6,576 481 0 21 9 185 0
Large corporate clients 32,828 25,026 7,598 205 46 27 92 565
SME clients 9,121 7,239 1,734 148 40 19 63 779
Lombard 14,178 14,170 0 8 2 1 0 1,941
Credit cards 8,661 8,220 430 11 9 8 44 0
Commodity trade finance 1,683 1,658 25 0 10 8 15 0
Financial intermediaries and hedge funds 7,690 7,242 448 0 26 13 248 166
Other off-balance sheet commitments 14,366 13,876 482 8 13 7 11 0
Total
2
101,869 90,090 11,396 382 25 13 91 894
1 Includes Loans and advances

to customers of USD
380,589

million and Loans to

financial advisors of USD
2,677

million, which are presented

on the balance sheet

line Other assets measured

at amortized cost.

2 Excludes Forward starting reverse repurchase and securities borrowing agreements.